UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012
                                               -------------

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):  [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HELLMAN & FRIEDMAN INVESTORS V (CAYMAN), LTD.
Address:  c/o Intertrust Corporate Services (Cayman) Limited
          190 Elgin Avenue
          George Town, Grand Cayman, KY1-9005, Cayman Islands

Form 13F File Number:  028-15093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arrie R. Park
Title:  Vice President
Phone:  (415) 788-5111

Signature, Place and Date of Signing:

/s/ Arrie R. Park              San Francisco, CA          January 23, 2013
-----------------              -----------------          ----------------
[Signature]                    [City, State]              [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $909,479 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----

1.   028-15094             Hellman & Friedman Investors V (Cayman), L.P.
2.   028-15096             Hellman & Friedman Capital Partners V (Cayman), L.P.


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                 HELLMAN & FRIEDMAN INVESTORS V (CAYMAN), LTD.
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED JUNE 30, 2012

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ----------------------- ---------- -------- --------------------
                                                   VALUE      SHRS OR     SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT     PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------ -------------- --------- -------- -------------- --- ---- ---------- -------- ---- ---------- ----
NIELSEN HOLDINGS N V     COM            N63218106  596,935 22,766,405 (a) SH       OTHER      1, 2        0 22,766,405    0
PARTNERRE LTD            COM            G6852T105  312,544      4,130,357 SH       OTHER      1, 2        0  4,130,357    0

(a) Represents the proportionate interest in 236,266,399 shares held by Valcon Acquisition Holding (Luxembourg) S.a.r.l. ("Luxco") attributable to ownership interests in Luxco of certain investment funds affiliated with Hellman & Friedman Investors V (Cayman), Ltd.